INCOME AND SOCIAL CONTRIBUTION TAXES	6 Months Ended
Jun. 30, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

12.INCOME AND SOCIAL CONTRIBUTION TAXES

The Company calculates income tax and social contribution taxes, current and deferred, based on the rates of 15% plus an additional 10% on taxable income in excess of R$240,000 for IRPJ and 9% for CSLL, on the net income. Balances are recognized in the Company's income on the accrual basis.

Associates located in Brazil have their taxes calculated and provisioned in accordance with current legislation and their specific tax regime, including, in some cases, presumed profit method. The associates located abroad are taxed in their respective jurisdictions, according to local regulations.

Deferred income and social contribution taxes are recognized at the net amounts in non-current assets or liabilities.

In Brazil, the Law nº. 12,973/14 revoked article 74  of Provisional Measure nº .2,158/01 and determines that the parcel of the adjustment of the value of the investment in associate, direct and indirect, located abroad, equivalent to the profit earned by it before income tax, except for exchange rate variation, must be added in the determination of taxable income and the social contribution calculation basis of the controlling entity located in Brazil, at the each year ended.

Management’s Company believes on the validity of the provisions of international treaties entered into Brazil to avoid double taxation. In order to guarantee its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims at a non-double taxation, in Brazil, of profit earned by its associate located in Austria, according to Law n°. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the records of the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, in determining of taxable income and social contribution basis of the net profit of the Company for the six-month period ended June 30, 2021. There is no provision for tax related to the profit of such associate in 2021.

12.1.Deferred income and social contribution taxes

	June 30,	December 31,
	2021	2020
Tax loss	1,136,946	1,013,008
Negative tax basis of social contribution	393,958	329,412

Assets temporary differences
Provision for judicial liabilities	249,144	233,100
Operating provisions and other losses	999,305	1,051,096
Exchange rate variation	4,959,110	6,112,906
Derivatives losses ("MtM")	1,394,959	2,303,833
Amortization of fair value adjustment on business combination	710,737	718,645
Unrealized profit on inventories	227,369	176,847
Lease	269,452	287,066
Provision of deferred taxes on results of associates abroad		33,893
Other temporary differences (1)		158,172
	10,340,980	12,417,978

Liabilities temporary differences
Goodwill - Tax benefit on unamortized goodwill	608,182	469,875
Property, plant and equipment - deemed cost	1,366,017	1,385,642
Accelerated tax depreciation	984,373	1,025,136
Borrowing cost	98,934	110,036
Fair value of biological assets	382,020	237,879
Tax provision on results of associates abroad	53,744
Deferred taxes, net of fair value adjustment	453,533	469,419
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS and COFINS contribution tax basis)	155,035	43,559
Other temporary differences	14,526
	4,116,364	3,741,546

Non-current assets	6,224,616	8,677,002
Non-current liabilities		570

1)

On December 29, 2020, with the final decision of Administrative Council for Economic Defense's ("CADE") approval, related to the purchase and sale agreement of rural property, Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code ("CTN"). As the accounting recognition only occured at the Closing of the transaction, on January 5, 2021 (Note 1.2.2) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

Except for tax loss carryforwards, the negative basis of social contribution and accelerated depreciation, which are only achieved by the Income Tax (“IRPJ”), other tax bases were subject to both taxes.

The breakdown of accumulated tax losses and social contribution tax loss carryforwards is set forth below:

	June 30,	December 31,
	2021	2020
Tax loss carry forward	4,547,785	4,052,013
Negative tax basis of social contribution carryforward	4,377,311	3,660,133

The rollforward of net balance of deferred income tax is set for the below:

	June 30,	December 31,
	2021	2020
Beginning balance	8,676,432	1,555,165
Tax loss	123,938	412,759
Negative tax basis of social contribution	64,546	183,066
(Reversal) provision for judicial liabilities	16,044	(32,471)
Operating provision (reversal) and other losses	(19,292)	136,400
Exchange rate variation	(1,153,796)	4,110,964
Derivative losses (“MtM”)	(908,874)	1,685,406
Amortization of fair value adjustment on business combination	7,978	37,917
Unrealized profit on inventories	50,522	(116,475)
Lease	(17,614)	265,022
Goodwill - Tax benefit on unamortized goodwill	(138,307)	(253,018)
Property, plant and equipment - deemed cost	19,625	120,578
Accelerated tax depreciation	40,763	88,064
Borrowing cost	11,102	(5,487)
Fair value of biological assets	(176,640)	(184,377)
Deferred taxes on the result of associates abroad	(87,637)	497,743
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (Note 20.3)	(111,476)
Other temporary differences (1)	(172,698)	175,176
Ending balance	6,224,616	8,676,432

1)

On December 29, 2020, with the final decision of CADE's approval related to the purchase and sale agreement of rural property (Note 1.2.2), Management and legal advisors understand that all conditions suspensive were implemented, with the tax recognition of capital gain being required, pursuant to art. 117 of the National Taxation Code ("CTN"). As the accounting recognition occurred at the Closing of the Transaction, on January 5, 2021 (Note 1.2.2) with the fulfillment of the performance obligation and delivery of the ownership of the properties to the client, there was a need to establish the deferred tax asset on this difference temporary, in the amount of R$175,202.

12.2.Reconciliation of the effects of income tax and social contribution on profit or loss

	June 30,	June 30,
	2021	2020
Net income (loss) before taxes	9,888,881	(24,236,648)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,362,220)	8,240,460

Tax effect on permanent differences
Taxation (difference) on profit of associates in Brazil and abroad (1)	1,162,607	746,640
Equity method	30,724	(1,004)
Thin capitalization (2)	(364,176)	(252,808)
Credit related to Reintegra Program	3,615	3,367
Tax incentives applicable to income tax (3)	3,886	3,925
Director bonus	(14,096)	(5,508)
Write-off of tax credits, donations, fines and other	(67,781)	29,997
	(2,607,441)	8,765,069
Income tax
Current	(148,847)	(57,006)
Deferred	(1,806,012)	6,486,044
	(1,954,859)	6,429,038
Social Contribution
Current	(6,816)	(823)
Deferred	(645,766)	2,336,854
	(652,582)	2,336,031
Income and social contribution benefits (expenses) on the period	(2,607,441)	8,765,069

Effective rate of income and social contribution tax expenses	26.37%	36.16%

1)	The effect of the difference in taxation of associates is substantially due to the difference between the nominal rates of Brazil and associates abroad.
2)

The brazilian thin capitalization rules establish that interest paid or credited by a brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity and when determined limits and requirements are met. On June 30, 2021 the Company did not meet all limits and requirements.

3)	Tax incentives applicable to ICMS, which is deducted from the calculation basis of Income Tax and Social Contribution.

12.3.Tax incentives

Company has a tax incentive for the partial reduction of the income tax obtained by the operations carried out in areas of the Northeast Development Superintendence (“SUDENE”) in the Mucuri (BA), Eunápolis – Veracel (BA) and Imperatriz (MA) regions. The IRPJ reduction incentive is calculated based on the activity profit (exploitation profit) and considers the allocation of the operating profit by the incentive production levels for each product. The incentive of lines 1 and 2 of Mucuri (BA) facility expire, respectively, in 2024 and 2027, Imperatriz facility, expire in 2024 and Eunápolis – Veracel (BA), facility expire in 2025.